united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Breithorn Long/Short Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2015
Shares		Value

	COMMON STOCKS - 98.9%
	AGRICULTURE - 3.4%
4,950	Philip Morris International, Inc.	$ 423,374

	AUTO MANUFACTURERS - 4.9%
19,350	General Motors Co.	609,719

	BANKS - 3.7%
17,650	Citizens Financial Group, Inc.	460,135

	BIOTECHNOLOGY - 6.1%
1,800	Bio-Rad Laboratories, Inc. *	271,332
164,733	Enzo Biochem, Inc. *	494,199
		765,531
	COMMERCIAL SERVICES - 3.3%
17,950	Vectrus, Inc. *	416,440

	COMPUTERS - 5.1%
2,050	International Business Machines Corp.	332,080
295,700	Quantum Corp. *	313,442
		645,522
	DISTRIBUTION/WHOLESALE - 5.1%
23,500	Ingram Micro, Inc. *	639,905

	DIVERSIFIED FINANCIAL SERVICES - 6.0%
9,350	FNF Group	365,492
14,383	FNFV Group *	209,416
8,138	Walter Investment Management Corp. *	177,408
		752,316
	HEALTHCARE-PRODUCTS - 0.9%
13,950	Symmetry Surgical, Inc. *	116,204

	HEALTHCARE-SERVICES - 3.1%
42,520	Universal American Corp/NY *	394,160

	INSURANCE - 11.0%
9,750	American International Group, Inc.	625,170
10,300	Loews Corp.	392,533
9,550	XL Group PLC	363,091
		1,380,794
	INTERNET - 2.2%
12,420	Symantec Corp.	282,431

	MACHINERY-CONSTRUCTION & MINING - 0.9%
5,445	Babcock & Wilcox Enterprises, Inc. *	107,375

	MACHINERY-DIVERSIFIED - 2.1%
10,890	BWX Technologies, Inc.	267,458

	MINING - 3.1%
34,600	Barrick Gold Corp.	244,276
74,700	Yamana Gold, Inc.	146,412
		390,688
	OIL & GAS - 1.8%
6,100	Atwood Oceanics, Inc.	126,880
26,380	Denbury Resources, Inc.	103,937
		230,817
	PACKAGING & CONTAINERS - 5.0%
11,870	Owens-Illinois, Inc. *	253,424
5,897	WestRock Co.	371,852
		625,276

See accompanying notes to financial statements

Breithorn Long/Short Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Value

	RETAIL - 6.4%
7,130	Bed Bath & Beyond, Inc. *	$ 465,090
5,450	Kohl's Corp.	334,194
		799,284
	SAVINGS & LOANS - 3.8%
39,050	Investors Bancorp, Inc.	475,629

	SEMICONDUCTORS - 4.8%
57,530	Kulicke & Soffa Industries, Inc. *	598,887

	SOFTWARE - 3.4%
29,700	Allscripts Healthcare Solutions, Inc. *	429,462

	TELECOMMUNICATIONS - 3.1%
13,270	Telephone & Data Systems, Inc.	390,271

	TRANSPORTATION - 9.7%
23,020	Era Group, Inc. *	389,729
51,840	Quality Distribution, Inc. *	824,774
		1,214,503

	TOTAL COMMON STOCKS (Cost $12,672,227)	12,416,181

	SHORT-TERM INVESTMENTS - 29.7%
3,728,590	Fidelity Institutional Money Market Fund, Institutional Class, 0.01% ** (Cost $3,728,590)	3,728,590

	TOTAL INVESTMENTS - 128.6% (Cost $16,400,817) (a)	$ 16,144,771
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.6) %	(3,590,144)
	TOTAL NET ASSETS - 100.0%	$ 12,554,627

	SECURITIES SOLD SHORT * - (29.8) %
	COMMOM STOCK - (23.4) %
	AGRICULTURE - (3.8) %
5,500	Reynolds American, Inc.	$ 471,845

	APPAREL - (2.8) %
910	Hermes International	355,901

	AUTO MANUFACTURERS - (2.3) %
1,100	Tesla Motors, Inc. *	292,765

	BANKS - (2.0) %
3,830	Commonwealth Bank of Australia	246,117

	COMMERCIAL SERVICES - (1.6) %
5,509	Cardtronics, Inc. *	204,219

	DISTRBUTION/WHOLESALE - (1.5) %
6,000	LKQ Corp. *	188,760

	DIVERSIFIED FINANCIAL SERVICES - (3.0) %
1,550	Credit Acceptance Corp. *	372,326

	HEALTHCARE-SERVICES - (2.0) %
1,700	Chemed Corp.	252,382

	INSURANCE - (2.4) %
4,300	AmTrust Financial Services, Inc.	298,893

See accompanying notes to financial statements

Breithorn Long/Short Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Value

	SOFTWARE - (2.0) %
1,850	salesforce.com, inc. *	135,605
1,350	Workday, Inc. *	113,845
		249,450

	TOTAL COMMON STOCK (Proceeds $2,469,529)	2,932,658

	EXCHANGE TRADED FUNDS - (3.3) %
	EQUITY FUNDS - (3.3) %
1,650	First Trust NYSE Arca Biotechnology Index Fund	208,543
2,650	SPDR Consumer Discretionary Select Sector Fund	212,583
		421,126

	TOTAL EXCHANGE TRADED FUNDS (Proceeds $406,773)	421,126

	REITs (REAL ESTATE INVESTMENT TRUSTS) - (3.1) %
900	Essex Property Trust, Inc.	202,419
1,650	SL Green Realty Corp.	189,981
		392,400

	TOTAL REITs (Proceeds $406,160)	392,400

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,282,462)	$ 3,746,184

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities held short, is $13,118,355 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 958,949
	Unrealized depreciation	(1,678,717)
	Net unrealized depreciation	$ (719,768)

See accompanying notes to financial statements

Breithorn Long/Short Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm, valuaton consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

See accompanying notes to financial statements

Breithorn Long/Short Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2015, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,416,181	$ -	$ -	$ 12,416,181
Short-Term Investments	3,728,590	-	-	3,728,590
Total	$ 16,144,771	$ -	$ -	$ 16,144,771

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$ (2,932,658)	$ -	$ -	$ (2,932,658)
Exchange Traded Funds	(421,126)	-	-	(421,126)
REITs	(392,400)			(392,400)
Total	$ (3,746,184)	$ -	$ -	$ (3,746,184)

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Underlying Investment in Other Investment Companies - The Breithorn Long/Short Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Fidelity Instituional Money Market Fund, Institutioncal Class. The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Securities N-CSR's available at "www.sec.gov" or in the Fund's websites at "www.fidelity.com". As of July 31, 2015, the percentage of the Breithorn Long/Short Fund's net assets invested in the Fidelity Institutional Money Market Fund, Institutional Class was 29.70%.

See accompanying notes to financial statements

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 9/16/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 9/16/2015

By

*/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/16/2015